financing costs (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$ 634	$ 598
Interest on long-term debt, excluding lease liabilities - capitalized		(23)
Interest on long-term debt, excluding lease liabilities		611	598
Interest on lease liabilities		67
Interest on short-term borrowings and other		8	6
Interest accretion on provisions		22	21
Long-term debt prepayment premium	$ 28	28	34
Total		736	659
Employee defined benefit plans net interest		1	17
Foreign exchange		3	(6)
Total		740	670
Interest income		(7)	(9)
Net		$ 733	$ 661
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)		4.33%	4.33%